Pension Benefits	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Pension Benefits
20.	PENSION BENEFITS

Defined contribution plan
The Company maintains a defined contribution pension plan established by Old Steelco Inc.’s predecessor in 2004 for non-unionized
employees in Canada joining the Company after January 1, 2003. As part of Old Steelco Inc.’s contract negotiations with its locals which concluded on July 31, 2010, the locals and Old Steelco Inc. agreed to include in this plan all unionized employees hired subsequent to August 1, 2010 and to offer to all the current employees the option to move to the Defined Contribution Pension Plan. The plan was revised by Old Steelco Inc. during the year ended March 31, 2011; these revisions went into effect March 1, 2011. Based on this revision, the Company is obligated to provide a base contribution of
5
% of salary and also match employee contributions to a maximum of
2
%, depending on years of service for
non-unionized
employees. Additionally, the Company is obligated to provide a contribution for unionized employees per qualified hour worked of $2.85.
The pension expense under this plan is equal to the Company’s contribution. The pension expense for the year ended March 31, 2024 was $13.1 million (March 31, 2023 was $10.2 million).
Defined benefit plans
The Company maintains
non-contributory
defined benefit pension plans that are closed to new entrants and cover all employees in Canada not covered under the Defined Contribution Pension Plan. The benefits are based on years of service and average earnings for a defined period prior to retirement.
The Company also maintains a closed plan for pensioners who retired prior to January 1, 2002, that provides the pensioners with a pension benefit in excess of the limits provided by the Ontario Pension Benefit Guarantee Fund (the “Closed Retiree Plan”).
These defined benefit pension plans are registered under the Pension Benefits Act (Ontario), and are legally separated from the Company. The Pension Benefits Act (Ontario) is a regulatory framework that has jurisdiction over the administration and funding of defined benefit pension plans. Within this framework, the Company has fiduciary responsibility over the administration of the defined benefit pension plans, including the development and oversight of the investment policy for pension funds and the selection and oversight of pension fund investment managers.
The defined benefit pension plans expose the Company to various risks such as: investment risk, interest rate risk, foreign currency risk, price risk, credit risk and liquidity risk.
The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out at April 1, 2023 for salaried, hourly and wrap plans.

The principal assumptions used for the purposes of the actuarial valuations were as follows:

Year ended,	March 31, 2024	March 31, 2023 1	March 31, 2023 2

Assumptions for determination of defined benefit cost:

Defined obligation and past service cost	4.85%	4.25%	4.73%

Net interest cost	4.94%	3.86%	4.50%

Current service cost	5.05%	4.35%	4.85%

Interest cost on current service cost	5.00%	4.18%	4.71%

Discount rate for determination of defined benefit obligation	4.98%	4.98%	4.98%

Assumptions for determination of defined benefit cost and defined benefit obligation:

Ultimate rate of compensation increase	3.00% per annum until 2027 2.00% thereafter	3.00% per annum until 2027 2.00% thereafter	3.00% per annum until 2027 2.00% thereafter

Mortality	105% CPM2014 Private Projection CPM-B	105% CPM2014 Private Projection CPM-B	105% CPM2014 Private Projection CPM-B
1
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of April 1, 2022 to July 31, 2022
2
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of August 1, 2022 to March 31, 2023 and past service cost as of August 1, 2022

The components of amounts recognized in the consolidated statements of net income in respect of the defined benefit plans are presented below:

Year ended,	March 31, 2024	March 31, 2023

Amounts recognized in net income were as follows:

Current service cost	$16.8	$16.5

Past service cost	-	49.5

Net interest cost	8.6	7.3

	$25.4	$73.3

Defined benefit costs recognized in:

Cost of sales	$15.2	$59.4

Administrative and selling expenses	1.6	6.6

Interest on pension liability	8.6	7.3

	$25.4	$73.3

Past service cost recognition
The collective bargaining agreements with Local 2251 and Local 2724 were ratified in August 2022 and September 2022, respectively; and became effective as of August 1, 2022. The settlement resulted in a past service cost adjustment related to the defined benefit pension plan of $49.5 million, of which $44.5 million was recorded in the cost of steel revenue and $5.0 million was recorded in administrative and selling expense for the year ended March 31, 2023.
The amounts recognized in the consolidated statements of other comprehensive income in respect of the defined benefit plans are presented below:

Year ended,	March 31, 2024	March 31, 2023

Amounts recognized in other comprehensive income, were as follows:

Actuarial loss on accrued pension liability	$46.3	$9.0

The amounts included in the consolidated statements of financial position in respect of the Company’s net obligation in respect of its defined benefit plans are as follows:

As at,	March 31, 2024	March 31, 2023

Present value of defined benefit obligation	$1,302.9	$1,264.9

Fair value of plan assets	1,064.8	1,080.9

Net accrued pension liability	$238.0	$184.0

Continuities of the defined benefit plan assets and obligations are as follows:

Year ended,	March 31, 2024	March 31, 2023

Movements in the present value of the plan assets were as follows:

Fair value of plan assets at beginning of year	$1,080.9	$1,225.5

Actual return (net of investment management expenses)	51.6	(75.4)

Administration expenses	(1.7)	(1.5)

Employer contributions	17.5	16.5

Benefits paid	(83.4)	(84.2)

Fair value of plan assets at end of the year

March 31, 2024 and March 31, 2023, respectively	$1,064.8	$1,080.9

Movements in the present value of the defined benefit obligation were as follows:

Defined benefit obligation at the beginning of the year	$1,264.9	$1,343.6

Current service cost	15.2	15.0

Interest cost	60.3	55.4

Past service cost	-	49.5

Actuarial losses (gains) arising from financial assumptions	33.0	(112.2)

Effect of experience adjustments	12.9	(2.2)

Benefits paid	(83.4)	(84.2)

Defined benefit obligation at end of the year

March 31, 2024 and March 31, 2023, respectively	$1,302.9	$1,264.9

Reconciliation of the amounts recognized in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) immediately recognized, net of tax

Balance at March 31, 2022	$(138.8)	$(0.3)	$(139.1)

Actuarial loss immediately recognized	9.0	-	9.0

Balance at March 31, 2023	$(129.8)	$(0.3)	$(130.1)

Actuarial loss immediately recognized	46.3	-	46.3

Balance at March 31, 2024	$(83.5)	$(0.3)	$(83.8)

The major categories of plan assets were as follows:

As at	March 31, 2024	March 31, 2023

Cash and cash equivalents	1%	1%

Equity instruments	55%	33%

Debt instruments	41%	39%

Other	3%	27%

	100%	100%

Cash flow information
The Company is required to make contributions equal to current service cost. Contributions for the year ended March 31, 2024 under these regulations were $17.5 million (March 31, 2023 - $16.5 million).
The Company’s expected future contributions in respect of its defined benefit pension plans for the fiscal year ending March 31, 2025 is $26.9 million.
Sensitivity of results to actuarial assumptions
The sensitivity of the defined benefit obligation to the key actuarial assumptions is as follows:

Year ended,	March 31, 2024	March 31, 2023

Effect of change in discount rate assumption

One percentage point increase	$(123.1)	$(118.5)

One percentage point decrease	$147.4	$141.8

Effect of change in salary scale

One percentage point increase	$17.4	$18.8

One percentage point decrease	$(15.9)	$(17.0)

Effect of change in mortality assumption

Set forward one year	$33.1	$31.5

Set back one year	$(34.0)	$(32.4)
The discount rate sensitivities presented above are estimates based on plan durations. The defined benefit obligation and the current service cost have an implied duration of 10 and 17 years, respectively at current discount rates.
If the returns on plan assets had been 10% lower than the actual returns of plan assets experienced in the year ended March 31, 2024, the actuarial loss immediately recognized in other comprehensive income would have increased by approximately $105.0 million (March 31, 2023 - $130.0 million).